Employee Benefits Payable (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Employee Benefits Payable

The table below presents the amounts of employee benefits payable as of December 31, 2018 and 2017 and January 1, 2017:

	12/31/2018	12/31/2017	01/01/2017
Short-term employee benefits
Salaries, bonuses and social security contributions	810,905	1,048,421	795,349
Vacation accrual	841,463	808,276	760,982

Total short-term employee benefits	1,652,368	1,856,697	1,556,331